Schedule of Reserve for Life-Contingent Contract Benefits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,095,316	$ 2,280,356
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,807,651	2,010,807
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	59,389	54,834
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	215,216	201,661
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	11,207	11,209
Other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 1,853	$ 1,845